CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
-Non-related parties	$ 1,284,316,201	$ 1,879,247,942	$ 1,495,509,056
-Related parties	10,513,212	19,674,164
Total net revenues	1,294,829,413	1,898,922,106	1,495,509,056
Cost of Revenue
-Non-related parties	1,193,507,964	1,696,421,523	1,266,737,444
-Related parties	10,960,019	20,218,969
Total cost of revenues	1,204,467,983	1,716,640,492	1,266,737,444
Gross profit	90,361,430	182,281,614	228,771,612
Operating expenses:
Selling expenses	91,052,729	69,341,229	47,109,261
General and administrative expenses	128,826,340	86,268,786	54,519,646
Research and development expenses	12,998,122	19,838,547	6,843,216
Total operating expenses	232,877,191	175,448,562	108,472,123
Income (loss) from operations	(142,515,761)	6,833,052	120,299,489
Other income (expenses):
Interest expense	(53,304,640)	(43,843,586)	(22,164,363)
Interest income	13,359,962	8,446,647	6,935,560
Gain (loss) on change in foreign currency derivatives	(4,369,173)	(5,750,981)	1,656,928
Foreign exchange loss	(10,707,889)	(40,007,403)	(36,291,898)
Investment loss	(1,081,700)		(3,000,000)
Income (loss) before income taxes	(198,619,201)	(74,322,271)	67,435,716
Income tax (expense) benefit	5,433,410	(16,539,940)	(16,753,917)
Equity in earnings (loss) of unconsolidated investees	(1,969,306)	(41,163)	146,597
Net income (loss)	(195,155,097)	(90,903,374)	50,828,396
Less: net income (loss) attributable to non-controlling interest	313,594	(99,174)	259,477
Net income (loss) attributable to Canadian Solar Inc.	$ (195,468,691)	$ (90,804,200)	$ 50,568,919
Earnings (loss) per share-basic (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.18
Shares used in computation - basic (in shares)	43,190,778	43,076,489	42,839,356
Earnings (loss) per share-diluted (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.16
Shares used in computation-diluted (in shares)	43,190,778	43,076,489	43,678,208